Equity - Schedule of Issued and Outstanding Share Capital (Details)	12 Months Ended
Dec. 31, 2024 shares
Schedule of Issued and Outstanding Share Capital [Abstract]
Balance at January 1, 2024	706,683
Issuance of share capital – in respect of exercise of October 2023 pre-funded warrants (Note 18h	3,677,311
Share issued to consultants (Note 18(e), and Note 19 (a) (3)	646,179
Issuance of share capital – in respect of January 2024 SEPA (Note 18(i))	5,798,078
Balance at December 31, 2024	10,828,251